PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2019
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
9.	PROPERTY, PLANT AND EQUIPMENT

	Mine development properties	Mine plant and equipment	Other plant and equipment	Total
	US$000	US$000	US$000	US$000

2019
Net book value at July 1, 2018	42,096	16,883	86	59,065
Additions (1),(2)	20,966	37,617	12	58,595
Disposals	—	—	(24)	(24)
Depreciation charges (3)	—	(1,521)	(3)	(1,524)
Impairment charges (4)	—	(545)	—	(545)
Net book value at June 30, 2019	63,062	52,434	71	115,567
- at cost	63,062	54,500	94	117,656
- accumulated depreciation and impairment	—	(2,066)	(23)	(2,089)

2018
Net book value at July 1, 2017	25,969	—	99	26,068
Additions	16,127	16,883	—	33,010
Depreciation charges (3)	—	—	(13)	(13)
Net book value at June 30, 2018	42,096	16,883	86	59,065
- at cost	42,096	16,883	204	59,183
- accumulated depreciation and impairment	—	—	(118)	(118)

2017
Net book value at July 1, 2016	—	—	120	120
Transfer from exploration and evaluation assets	15,293	—	—	15,293
Additions	4,676	—	—	4,676
Amended acquisition consideration	6,000	—	—	6,000
Depreciation charges (3)	—	—	(21)	(21)
Net book value at June 30, 2017	25,969	—	99	26,068
- at cost	25,969	—	204	26,173
- accumulated depreciation and impairment	—	—	(105)	(105)

Notes:

(1)
Borrowing costs amounting to approximately US$3,220,000 (June 30, 2018: nil), relating to the Poplar Grove Mine incurred prior to the commencement of ‘commercial production’, have been capitalized under ‘mine development properties’. Refer to Note 1(h) for further details.

(2)
Mine operating costs, net of proceeds from coal sales, amounting to approximately US$3,413,000 (June 30, 2018: nil), relating to the Poplar Grove mine incurred prior to the commencement of ‘commercial production’, have been capitalized under ‘mine development properties’. Refer to Note 1(h) for further details.

(3)
No depreciation is recognised in respect of ‘mine development properties’ until ‘commercial production’ has been achieved. At June 30, 2019, the Group determined that ‘commercial production’ at the Poplar Grove Mine had not yet been reached. Refer to Note 1(h) for further details. Depreciation of ‘mine plant and equipment’ and ‘other plant and equipment’ commences once the relevant asset is ready for intended use.

(4)
An impairment loss of approximately US$545,000 has been recognised in respect of ‘mine plant and equipment’ for fiscal 2019, relating to storm damage to the raw and clean coal radial stackers. The repair and rebuild costs are expected to be covered under existing insurance arrangements.